Schedule of income tax rate reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Income taxes paid (refund) [abstract]
Expected tax rate	26.64%	26.90%
Earnings before income taxes	$ (85,404)	$ (23,350)
Expected tax benefit resulting from loss	(22,732)	(6,281)
Adjustments For The Following Items [Abstract]
Tax rate differences	152	(7)
Permanent differences	9,454	3,095
Change in temporary differences for which no tax assets are recorded	6,622	2,401
True up and other	664	$ 792
Income Tax Expense	$ (3,840)